Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents
Cash and bank deposits	R$ 287,879	R$ 121,660
Cash equivalents	36,049	47,375
Total	R$ 323,928	R$ 169,035	R$ 486,258	R$ 662,830